CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 7,500	$ 6,000	$ 2,000
Cost of revenue	975	680	60
Gross profit	6,525	5,320	1,940
Operating expenses:
Research and development expenses, net	30,648	28,694	22,760
Marketing and business development expenses	932	842	871
General and administrative expenses	10,319	10,858	9,805
Total operating expenses	41,899	40,394	33,436
Operating loss	(35,374)	(35,074)	(31,496)
Financial and other income, net	1,738	871	1,798
Loss before taxes on income	(33,636)	(34,203)	(29,698)
Taxes on income	58	0	0
Net loss	$ (33,694)	$ (34,203)	$ (29,698)
Basic net loss per share	$ (0.39)	$ (0.41)	$ (0.37)
Diluted net loss per share	$ (0.39)	$ (0.41)	$ (0.37)
Total comprehensive loss	$ (33,694)	$ (34,203)	$ (29,698)
Weighted average number of ordinary shares used in computing basic net loss per share	86,555,628	84,203,971	79,591,187
Weighted average number of ordinary shares used in computing diluted net loss per share	86,555,628	84,203,971	79,591,187